Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer 1
Entity Wide Revenue Major Customer
Revenue percentage	28.00%	27.80%	22.80%
Customer 2
Entity Wide Revenue Major Customer
Revenue percentage	13.80%	12.90%	13.80%
Customer 3
Entity Wide Revenue Major Customer
Revenue percentage	11.50%		10.70%